NOTES RELATED TO THE CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Schedule of Inventories (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Notes Related To The Consolidated Statements Of Financial Position [Abstract]
Raw materials	€ 0	€ 0	€ 358
Total inventory	€ 0	€ 0	€ 358